Revenue - Balance Sheet Items Related to FP7 Agreement (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Cash (restricted cash)	$ 17,302	$ 0
Accounts payable trade	1,058,536	1,260,015
Seventh Research Framework Program (FP7 Agreement) [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Other current assets (receivables from FP7 grant)	980,936	857,489
Cash (restricted cash)	17,302
Accounts payable trade	$ 424,441	$ 325,864